UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

**QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY**

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/12

Item 1. Schedule of Investments.

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2012 (unaudited)

	Principal Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities 30.3%			
Finance 30.3%			
[a]AFC Home Equity Loan Trust, 1997-4, 2A2, 0.885%, 12/22/27	215,610	$	172,667
[a]Ameriquest Mortgage Securities Inc., 2003-12, M2, 2.795%, 1/25/34	680,286		341,538
[a,b]Arkle Master Issuer PLC, 2010-2A, 1A1, 144A, 1.866%, 5/17/60 (Great Britain)	750,000		753,761
Banc of America Commercial Mortgage Inc.,			
2006-1, AJ, 5.46%, 9/10/45	1,000,000		928,064
2006-1, AM, 5.421%, 9/10/45	1,100,000		1,191,271
2006-4, AJ, 5.695%, 7/10/46	250,000		209,187
2006-4, AM, 5.675%, 7/10/46	300,000		319,953
[a,b]Banc of America Large Loan, 2010-HLTN, 144A, 1.992%, 11/15/15	1,122,814		1,064,484
[a,b]Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 1.511%, 7/25/23 (Canada)	178,851	CAD	175,680
[a]Bear Stearns Alt-A Trust, 2004-13, A2, 1.125%, 11/25/34	368,522		288,601
Bear Stearns Commercial Mortgage Securities Inc.,			
2005-PWR8, AJ, 4.75%, 6/11/41	550,000		532,548
[a]2006-PW11, AJ, 5.452%, 3/11/39	750,000		699,364
[a,b]2006-PW11, D, 144A, 5.451%, 3/11/39	500,000		273,491
2006-PW13, AJ, 5.611%, 9/11/41	750,000		640,229
CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33	998,512		977,923
Citigroup Commercial Mortgage Trust,			
2006-C5, AJ, 5.482%, 10/15/49	300,000		261,678
[a]2007-C6, AM, 5.70%, 6/10/17	500,000		530,392
[a]Citigroup/Deutsche Bank Commercial Mortgage Trust,			
2005-CD1, AJ, 5.219%, 7/15/44	500,000		488,820
2006-CD3, AJ, 5.688%, 10/15/48	450,000		316,659
[b]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	1,040,077		1,068,939
Countrywide Asset-Backed Certificates,			
[a]2004-14, M1, 0.755%, 6/25/35	480,000		458,100
2005-12, 1A3, 4.947%, 4/25/33	548,351		556,911
Countrywide Home Loans,			
[c]2003-14, A3, 5.50%, 6/25/33	648,533		661,453
2004-J8, 3A3, 5.50%, 12/25/34	17,528		17,626
[a,b]Credit Suisse Mortgage Capital Certificates,			
2006-TF2A, A2, 144A, 0.412%, 10/15/21	202,555		189,773
2009-15R, 3A1, 144A, 5.371%, 3/26/36	300,000		313,895
[a]First Franklin Mortgage Loan Asset-Backed Certificates, 2004-FF11, 1A2, 0.945%, 1/25/35	280,716		267,398
FNMA,			
[a]2007-1, NF, 0.495%, 2/25/37	493,568		494,537
G93-33, K, 7.00%, 9/25/23	1,024,505		1,169,638
[a,b]Fosse Master Issuer PLC, 2011-1A, A2, 144A, 1.866%, 10/18/54 (Great Britain)	500,000		502,995
[c]GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	800,000		540,120
Green Tree Financial Corp.,			
1998-4, A7, 6.87%, 4/01/30	205,916		215,264
1999-1, A6, 6.37%, 7/01/25	286,056		287,007
1999-3, A7, 6.74%, 2/01/31	499,422		497,916
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	500,000		460,549
Greenwich Capital Commercial Funding Corp.,			
2005-GG5, A5, 5.224%, 4/10/37	1,000,000		1,096,171
[a]2006-GG7, AJ, 5.874%, 7/10/38	300,000		267,179
[a]GS Mortgage Securities Corp. II, 2006-GG6, A4, 5.553%, 4/10/38	1,000,000		1,115,972
[a,b]Holmes Master Issuer PLC, 2010-1A, A2, 144A, 1.867%, 10/15/54 (Great Britain)	717,000		720,754
[a]Home Equity Mortgage Trust, 2004-4, M3, 1.22%, 12/25/34	623,352		457,925
JPMorgan Chase Commercial Mortgage Securities Corp.,			
2005-LDP2, AJ, 4.842%, 7/15/42	300,000		280,896
[a]2006-CB14, AM, 5.45%, 12/12/44	1,000,000		1,019,749
[a,c]2006-CB14, B, 5.54%, 12/12/44	1,000,000		313,065
[c]LB-UBS Commercial Mortgage Trust, 2006-C6, AJ, 5.452%, 9/15/39	500,000		467,937
Lehman ABS Corp., 2003-1, A1, 5.00%, 12/25/33	1,114,342		1,121,949
[a]Master Asset-Backed Securities Trust, 2004-HE1, M2, 0.975%, 9/25/34	250,000		215,585

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

[a]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, 0.985%, 3/25/28	609,685	579,219
[a]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, 5.219%, 11/12/37	322,000	310,603
[a]Morgan Stanley ABS Capital I Inc. Trust,		
2003-HE1, M1, 1.445%, 5/25/33	607,644	511,201
2003-NC9, M, 1.37%, 9/25/33	693,770	504,544
2005-WMC, M2, 0.98%, 1/25/35	497,236	400,295
[a]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, 5.499%, 3/12/44	299,000	274,146
[a]Novastar Home Equity Loan, 2004-4, M4, 1.895%, 3/25/35	1,500,000	1,169,325
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	898,937	915,850
[a]Permanent Master Issuer PLC, 2006-1, 5A, 0.577%, 7/15/33 (Great Britain)	590,000	589,750
[a]PHHMC Mortgage Pass Through Certificates, 2005-3, A4, 5.338%, 6/18/35	237,579	239,579
Residential Asset Securities Corp.,		
2004-KS1, AI4, 4.213%, 4/25/32	354,063	347,427
2004-KS8, AI6, 4.79%, 9/25/34	706,875	665,102
[a]2005-AHL2, A2, 0.505%, 10/25/35	52,895	50,074
[a]Soundview Home Equity Loan Trust, 2005-D01, M2, 0.695%, 5/25/35	640,390	627,259
[a]Travelers Mortgage Services Inc., 1998-5A, A, 2.375%, 12/25/18	63,441	63,254
Vanderbilt Mortgage Finance,		
2000-D, M1, 8.29%, 12/07/30	727,589	757,701
2002-C, M1, 7.82%, 12/07/32	486,747	494,975
Wachovia Bank Commercial Mortgage Trust,		
[a]5.736%, 5/15/16	1,000,000	725,069
[a]2006-C25, AJ, 5.736%, 5/15/43	300,000	282,457
2006-C28, AJ, 5.632%, 10/15/48	500,000	351,276
[a,b]2007-WHL8, A1, 144A, 0.322%, 6/15/20	253,834	236,477
Wells Fargo Mortgage Backed Securities Trust,		
[a]2004-W, A9, 2.604%, 11/25/34	367,291	370,938
2007-3, 3A1, 5.50%, 4/25/37	293,681	305,039
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $35,973,158)		35,717,173
Mortgage-Backed Securities 95.9%		
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 10.0%		
FHLMC, 1.875%, 4/01/17	22,442	23,255
FHLMC, 2.008%, 11/01/16	112,911	114,332
FHLMC, 2.085%, 5/01/20	100,191	101,471
FHLMC, 2.184%, 11/01/25	62,408	65,100
FHLMC, 2.246%, 7/01/22	621,314	661,096
FHLMC, 2.293%, 5/01/22	49,529	49,846
FHLMC, 2.32%, 3/01/19	121,462	122,494
FHLMC, 2.355%, 1/01/32	44,960	47,625
FHLMC, 2.375%, 4/01/18	47,012	47,250
FHLMC, 2.442%, 1/01/31	130,078	139,145
FHLMC, 2.476%, 4/01/24	107,512	108,359
FHLMC, 2.608%, 10/01/36	784,634	842,050
FHLMC, 2.612%, 12/01/30	66,892	71,712
FHLMC, 2.635%, 7/01/24	36,680	36,831
FHLMC, 2.658%, 8/01/31	28,175	28,474
FHLMC, 2.77%, 4/01/31	60,896	61,712
FHLMC, 2.83%, 11/01/37	3,091,240	3,306,672
FHLMC, 2.995%, 6/01/37	4,322,639	4,648,352
FHLMC, 3.191%, 4/01/30	604,988	632,248
FHLMC, 4.164%, 1/01/28	198,561	210,993
FHLMC, 4.351%, 10/01/18	81,814	82,910
FHLMC, 5.007%, 7/01/30	300,201	304,030
FHLMC, 6.876%, 11/01/19	85,957	93,584
		11,799,541
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 14.6%		
[d]FHLMC Gold 30 Year, 3.50%, 6/01/42	4,000,000	4,197,500
FHLMC Gold 30 Year, 4.50%, 4/01/40	2,707,671	2,897,223
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35	480,368	520,038
[d]FHLMC Gold 30 Year, 5.00%, 7/01/39	5,600,000	6,020,002
FHLMC Gold 30 Year, 5.50%, 9/01/33	185,281	203,087
[d]FHLMC Gold 30 Year, 6.00%, 7/01/28 - 8/01/39	1,019,629	1,117,012
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	486,694	553,053
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	436,938	519,073

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	136,327	152,270
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30	146,622	160,828
FHLMC Gold 30 Year, 9.00%, 9/01/30	95,775	113,208
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	347,179	388,686
FHLMC PC 30 Year, 8.50%, 5/01/17	349,979	392,253
FHLMC PC 30 Year, 9.00%, 6/01/16	699	773
FHLMC PC 30 Year, 9.25%, 8/01/14	2,168	2,278
FHLMC PC 30 Year, 9.50%, 8/01/19	19,344	21,262
		17,258,546
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate 14.0%**		
FNMA, 2.075%, 4/01/21	8,906	9,323
FNMA, 2.163%, 4/01/31	43,331	43,703
FNMA, 2.196%, 7/01/14	69,578	69,878
FNMA, 2.206%, 4/01/18	16,824	17,364
FNMA, 2.24%, 2/01/32	89,148	93,744
FNMA, 2.247%, 11/01/31	252,848	268,451
FNMA, 2.25%, 9/01/18 - 11/01/28	149,974	154,946
FNMA, 2.27%, 7/01/27	120,113	121,216
FNMA, 2.274%, 7/01/19 - 12/01/22	653,740	696,208
FNMA, 2.277%, 12/01/31	49,711	50,698
FNMA, 2.32%, 5/01/27	96,842	102,625
FNMA, 2.325%, 8/01/27	135,453	136,385
FNMA, 2.36%, 7/01/25	44,766	47,896
FNMA, 2.375%, 8/01/29	34,334	36,540
FNMA, 2.40%, 6/01/31	333,337	335,720
FNMA, 2.413%, 1/01/18	1,069,999	1,105,766
FNMA, 2.458%, 4/01/27	92,874	93,594
FNMA, 2.465%, 5/01/31	24,312	24,525
FNMA, 2.50%, 1/01/17 - 9/01/32	347,445	366,937
FNMA, 2.501%, 10/01/24	237,952	255,180
FNMA, 2.585%, 10/01/32	173,554	174,341
FNMA, 2.642%, 4/01/18	112,829	117,719
FNMA, 2.645%, 7/01/26	36,818	36,963
FNMA, 2.705%, 10/01/36	1,439,412	1,540,480
FNMA, 2.79%, 4/01/33	113,193	117,598
FNMA, 2.855%, 6/01/35	5,187,890	5,563,701
FNMA, 2.87%, 5/01/30	69,325	72,254
FNMA, 2.955%, 9/01/37	3,713,924	3,978,005
FNMA, 3.207%, 7/01/31	390,418	408,897
FNMA, 3.255%, 12/01/24	46,160	48,005
FNMA, 3.384%, 10/01/19	144,033	145,504
FNMA, 3.395%, 8/01/26	107,482	107,983
FNMA, 3.505%, 5/01/21	150,819	156,792
FNMA, 4.91%, 6/01/17	53,570	53,909
FNMA, 5.00%, 7/01/17	22,433	23,955
		16,576,805
Federal National Mortgage Association (FNMA) Fixed Rate 55.2%		
FNMA 15 Year, 5.00%, 6/01/18	342,536	370,930
FNMA 15 Year, 5.00%, 7/01/18	1,130,692	1,224,418
FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18	965,704	1,049,358
FNMA 15 Year, 6.50%, 5/01/14 - 10/01/16	60,578	64,873
[d]FNMA 30 Year, 3.00%, 6/01/42	8,500,000	8,907,734
[d]FNMA 30 Year, 3.50%, 6/01/42	11,000,000	11,565,469
FNMA 30 Year, 4.00%, 10/01/40	5,698,595	6,076,404
FNMA 30 Year, 5.00%, 4/01/34	512,647	562,774
[d]FNMA 30 Year, 5.00%, 7/01/39	18,900,000	20,456,302
FNMA 30 Year, 5.50%, 11/01/34	1,984,237	2,180,501
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35	3,597,915	3,960,063
FNMA 30 Year, 6.00%, 10/01/34	2,165,844	2,430,187
FNMA 30 Year, 6.00%, 12/01/23 - 8/01/35	2,183,280	2,449,314
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	2,432,165	2,789,863
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	86,942	101,614
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	57,265	69,990
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	453,120	530,042

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

FNMA 30 Year, 9.00%, 12/01/16 - 9/01/26	39,065	40,470
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	98,380	112,738
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	90,754	106,942
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	9,315	9,379
FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16	1,140	1,173
FNMA 30 Year, 12.50%, 12/01/13	122	128
FNMA PL 30 Year, 10.00%, 9/01/20	18,707	19,627
		65,080,293
[a]**Government National Mortgage Association (GNMA) Adjustable Rate 0.1%**		
GNMA, 1.625%, 11/20/25 - 7/20/27	167,577	173,559
Government National Mortgage Association (GNMA) Fixed Rate 2.0%		
GNMA I SF 15 Year, 7.00%, 4/15/14	4,140	4,365
GNMA I SF 15 Year, 8.00%, 9/15/15	14,706	14,783
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	388,147	452,594
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	276,350	318,271
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	58,626	66,540
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	157,215	174,640
GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21	84,882	86,220
GNMA I SF 30 Year, 8.50%, 7/15/16 - 7/15/24	168,693	174,771
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	25,753	26,098
GNMA I SF 30 Year, 10.00%, 12/15/18	5,504	5,542
GNMA I SF 30 Year, 10.50%, 1/15/16	578	582
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	433,576	503,830
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	285,691	345,304
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	84,312	85,134
GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16	42,864	43,094
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	3,828	4,513
GNMA II SF 30 Year, 10.50%, 6/20/20	21	21
		2,306,302
Total Mortgage-Backed Securities (Cost $110,585,300)		113,195,046
Total Investments before Short Term Investments (Cost $146,558,458)		148,912,219
	Shares	
Short Term Investments 18.2%		
Money Market Funds (Cost $5,890,072) 5.0%		
[e,f]Institutional Fiduciary Trust Money Market Portfolio	5,890,072	5,890,072
	Principal Amount	
Repurchase Agreements (Cost $15,571,478) 13.2%		
[g]Joint Repurchase Agreement, 0.129%, 7/02/12 (Maturity Value $15,571,645)	15,571,478	15,571,478
BNP Paribas Securities Corp. (Maturity Value $3,041,921)		
Credit Suisse Securities (USA) LLC (Maturity Value $3,548,934)		
Deutsche Bank Securities Inc. (Maturity Value $2,389,936)		
HSBC Securities (USA) Inc. (Maturity Value $2,027,895)		
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,027,895)		
Morgan Stanley & Co. LLC (Maturity Value $1,014,026)		
UBS Securities LLC (Maturity Value $1,521,038)		
Collateralized by U.S. Government Agency Securities, 0.00% - 5.25%, 8/01/12 - 6/28/17; [h]U.S. Treasury Bills, 7/26/12; and U.S. Treasury Notes, 1.125% - 3.00%, 12/15/12 - 2/15/22 (valued at $15,888,762)		
Total Investments (Cost $168,020,008) 144.4%		170,373,769
Other Assets, less Liabilities (44.4)%		(52,421,079)
Net Assets 100.0%		$ 117,952,690

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]The coupon rate shown represents the rate at period end.

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2012, the aggregate value of these securities was $5,300,249, representing 4.49% of net assets.
[c]The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
[d]A portion or all of the security purchased on a to-be-announced (TBA) basis.
[e]Non-income producing.
[f]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[g]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2012, all repurchase agreements had been entered into on June 29, 2012.
[h]The security is traded on a discount basis with no stated coupon rate.

At June 30, 2012, the Fund had the following financial futures contracts outstanding. See Note 3.

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Long Bond	Short	5	$ 739,844	9/19/12	$ -	$ (3,567)

Abbreviations

Currency

CAD - Canadian Dollar

Selected Portfolio

PC - Participation Certificate
PL - Project Loan
SF - Single Family

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant s management, including the Registrant s principal executive officer and the Registrant s principal financial officer, of the effectiveness of the design and operation of the Registrant s disclosure controls and procedures. Based on such evaluation, the Registrant s principal executive officer and principal financial officer concluded that the Registrant s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO